Transactions With Related Parties - Additional Information - Interchart (Details) $ / shares in Units, $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 11, 2014 shares	Oct. 01, 2014 USD ($)	Oct. 01, 2014 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Jul. 31, 2015	Apr. 01, 2014 $ / shares
Related Party Transaction [Line Items]
Shares to acquire business | shares	54,104,200
Exchange rate EUR/USD				1.09		1.34
Interchart Shipping Inc.
Related Party Transaction [Line Items]
Acquisition date				Feb. 25, 2014
Percentage of total outstanding common shares					33.00%
Payment to acquire business | $					$ 200
Shares to acquire business | shares					22,598
Fair value per share transferred | $ / shares							$ 14.51
Services Agreement | Interchart Shipping Inc.
Related Party Transaction [Line Items]
Annual lump sum fee		$ 545	€ 500,000
Expiration date of agreement				Oct. 01, 2014
New Services Agreement | Interchart Shipping Inc.
Related Party Transaction [Line Items]
Monthly lump sum fee | $				$ 275
Expiration date of agreement				Dec. 31, 2016